Net Loss Per Share Attributable to Common Stockholders - Computation for basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss (Numerator):
Net loss - basic and diluted	$ (14,892)	$ (9,796)	$ (26,808)	$ (10,976)	$ (24,688)	$ (37,784)	$ (55,844)	$ (55,654)
Shares (Denominator):
Weighted-average shares outstanding - basic (in shares)	5,309,724		2,374,729		5,274,630	2,354,425	2,842,448	2,330,386
Weighted-average shares outstanding - diluted (in shares)	5,309,724		2,374,729		5,274,630	2,354,425	2,842,448	2,330,386
Loss per share - basic (in dollars per share)	$ (2.8)		$ (11.29)		$ (4.68)	$ (16.05)	$ (19.65)	$ (23.88)
Loss per share - diluted (in dollars per share)	$ (2.8)		$ (11.29)		$ (4.68)	$ (16.05)	$ (19.65)	$ (23.88)
Pre-Funded Warrants
Net Loss Per Share Attributable to Common Stockholders
Remaining outstanding balance of pre-funded warrants	1,240,823				1,240,823		1,697,678